UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	May 31, 2015

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Spartan ® Short-Term Treasury
Bond Index Fund

May 31, 2015

1.832122.109

STD-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Obligations - 99.5%
U.S. Treasury Bonds:
7.5% 11/15/16	$ 2,590,000	$ 2,853,452
8.125% 8/15/19	1,169,000	1,495,772
8.5% 2/15/20	638,000	843,855
8.75% 5/15/17	2,095,000	2,426,435
8.75% 5/15/20	816,000	1,098,859
8.875% 8/15/17	1,389,000	1,638,044
8.875% 2/15/19	1,192,000	1,527,716
9% 11/15/18	884,000	1,122,265
9.125% 5/15/18	473,000	586,742
U.S. Treasury Notes:
0.375% 10/31/16	6,015,000	6,008,889
0.5% 6/15/16	6,711,000	6,723,583
0.5% 6/30/16	6,619,000	6,630,378
0.5% 7/31/16	6,281,000	6,291,307
0.5% 8/31/16	6,474,000	6,482,597
0.5% 9/30/16	6,048,000	6,054,145
0.5% 11/30/16	5,780,000	5,783,162
0.5% 1/31/17	5,991,000	5,989,598
0.5% 2/28/17	5,660,000	5,657,345
0.5% 3/31/17	5,986,000	5,978,984
0.5% 4/30/17	6,037,000	6,027,570
0.5% 7/31/17	6,996,000	6,971,948
0.625% 7/15/16	6,566,000	6,586,519
0.625% 8/15/16	6,580,000	6,599,023
0.625% 10/15/16	6,944,000	6,962,443
0.625% 11/15/16	6,150,000	6,164,895
0.625% 12/15/16	6,422,000	6,435,544
0.625% 12/31/16	6,200,000	6,214,049
0.625% 2/15/17	6,370,000	6,378,956
0.625% 5/31/17	13,624,000	13,628,253
0.625% 8/31/17	7,711,000	7,698,955
0.625% 9/30/17	6,743,000	6,726,143
0.625% 11/30/17	8,027,000	7,992,508
0.625% 4/30/18	7,077,000	7,016,180
0.75% 1/15/17	6,856,000	6,884,391
0.75% 3/15/17	6,169,000	6,191,653
0.75% 6/30/17	7,070,000	7,087,124
0.75% 10/31/17	6,269,000	6,267,044
0.75% 12/31/17	6,589,000	6,578,708
0.75% 2/28/18	6,599,000	6,576,313
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.75% 3/31/18	$ 5,235,000	$ 5,212,097
0.75% 4/15/18	5,633,000	5,606,593
0.875% 9/15/16	6,636,000	6,675,405
0.875% 11/30/16	7,236,000	7,279,532
0.875% 12/31/16	7,796,000	7,844,725
0.875% 1/31/17	7,364,000	7,406,571
0.875% 2/28/17	7,235,000	7,277,961
0.875% 4/15/17	6,245,000	6,279,641
0.875% 4/30/17	7,129,000	7,169,101
0.875% 5/15/17	6,048,000	6,081,077
0.875% 6/15/17	5,968,000	5,999,237
0.875% 7/15/17	6,119,000	6,148,640
0.875% 8/15/17	5,742,000	5,765,778
0.875% 10/15/17	5,610,000	5,625,775
0.875% 11/15/17	5,632,000	5,645,201
0.875% 1/15/18	5,641,000	5,646,291
0.875% 1/31/18	4,559,000	4,561,849
0.875% 7/31/19	3,150,000	3,093,643
1% 8/31/16	7,737,000	7,796,234
1% 9/30/16	7,652,000	7,711,181
1% 10/31/16	8,023,000	8,084,424
1% 3/31/17	6,802,000	6,856,736
1% 9/15/17	5,552,000	5,586,700
1% 12/15/17	5,307,000	5,332,707
1% 2/15/18	5,555,000	5,574,531
1% 3/15/18	5,280,000	5,294,847
1% 5/15/18	2,635,000	2,640,352
1% 5/31/18	7,211,000	7,220,014
1% 6/30/19	2,338,000	2,311,150
1% 8/31/19	2,885,000	2,844,431
1% 9/30/19	3,973,000	3,912,785
1% 11/30/19	4,614,000	4,532,175
1.125% 5/31/19	2,481,000	2,468,014
1.125% 12/31/19	4,650,000	4,588,606
1.125% 3/31/20	4,038,000	3,972,697
1.125% 4/30/20	5,576,000	5,482,775
1.25% 10/31/18	7,281,000	7,315,701
1.25% 11/30/18	6,715,000	6,744,378
1.25% 1/31/19	4,846,000	4,858,871
1.25% 4/30/19	2,529,000	2,531,372
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.25% 10/31/19	$ 2,973,000	$ 2,957,439
1.25% 1/31/20	7,236,000	7,174,943
1.25% 2/29/20	4,209,000	4,169,541
1.375% 6/30/18	4,963,000	5,021,161
1.375% 7/31/18	6,140,000	6,208,596
1.375% 9/30/18	10,678,000	10,782,281
1.375% 11/30/18	2,860,000	2,885,248
1.375% 12/31/18	3,529,000	3,556,293
1.375% 2/28/19	4,918,000	4,948,354
1.375% 1/31/20	4,969,000	4,957,353
1.375% 2/29/20	7,936,000	7,909,962
1.375% 3/31/20	7,912,000	7,881,096
1.375% 4/30/20	7,733,000	7,694,335
1.375% 5/31/20	5,711,000	5,678,876
1.5% 6/30/16	6,847,000	6,933,122
1.5% 7/31/16	7,492,000	7,590,917
1.5% 8/31/18	10,155,000	10,300,186
1.5% 12/31/18	7,302,000	7,390,997
1.5% 1/31/19	6,599,000	6,675,298
1.5% 2/28/19	7,524,000	7,605,703
1.5% 3/31/19	2,798,000	2,826,853
1.5% 5/31/19	7,467,000	7,532,919
1.5% 10/31/19	7,462,000	7,499,310
1.5% 11/30/19	7,625,000	7,660,144
1.5% 5/31/20	7,082,000	7,088,083
1.625% 3/31/19	7,479,000	7,590,018
1.625% 4/30/19	6,761,000	6,858,717
1.625% 6/30/19	7,515,000	7,611,876
1.625% 7/31/19	7,347,000	7,437,118
1.625% 8/31/19	7,677,000	7,768,164
1.625% 12/31/19	7,426,000	7,494,460
1.75% 10/31/18	2,597,000	2,653,809
1.75% 9/30/19	7,680,000	7,805,399
1.875% 8/31/17	5,733,000	5,881,703
1.875% 9/30/17	4,957,000	5,086,735
1.875% 10/31/17	5,535,000	5,681,589
2.25% 11/30/17	4,595,000	4,762,286
2.25% 7/31/18	1,945,000	2,019,914
2.375% 7/31/17	5,188,000	5,377,279
2.375% 5/31/18	2,525,000	2,631,128
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.375% 6/30/18	$ 3,454,000	$ 3,599,717
2.5% 6/30/17	4,354,000	4,520,675
2.625% 1/31/18	3,349,000	3,505,984
2.625% 4/30/18	2,248,000	2,358,116
2.75% 11/30/16	4,914,000	5,081,381
2.75% 5/31/17	4,106,000	4,279,544
2.75% 12/31/17	3,646,000	3,825,168
2.75% 2/28/18	2,792,000	2,933,563
2.75% 2/15/19	5,410,000	5,716,850
2.875% 3/31/18	3,262,000	3,441,664
3% 8/31/16	4,936,000	5,094,490
3% 9/30/16	5,609,000	5,800,934
3% 2/28/17	4,444,000	4,633,563
3.125% 10/31/16	5,613,000	5,823,925
3.125% 1/31/17	5,926,000	6,182,021
3.125% 4/30/17	4,266,000	4,472,299
3.125% 5/15/19	7,193,000	7,708,314
3.25% 6/30/16	3,773,000	3,891,495
3.25% 7/31/16	4,853,000	5,015,275
3.25% 12/31/16	4,694,000	4,897,161
3.25% 3/31/17	5,209,000	5,464,158
3.375% 11/15/19	7,844,000	8,516,254
3.5% 2/15/18	5,152,000	5,515,860
3.5% 5/15/20	7,274,000	7,971,278
3.625% 8/15/19	5,777,000	6,320,396
3.625% 2/15/20	9,525,000	10,479,729
3.75% 11/15/18	5,553,000	6,053,203
3.875% 5/15/18	2,929,000	3,180,481
4% 8/15/18	3,015,000	3,302,131
4.25% 11/15/17	3,755,000	4,071,535
4.5% 5/15/17	3,069,000	3,300,614
4.625% 11/15/16	3,877,000	4,110,830
4.625% 2/15/17	3,602,000	3,852,451
4.75% 8/15/17	3,744,000	4,076,864
4.875% 8/15/16	3,874,000	4,083,436
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $855,628,603)		859,831,709
Cash Equivalents - 0.2%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.12%, dated 5/29/15 due 6/1/15 (Collateralized by U.S. Government Obligations) # (Cost $1,609,000)	$ 1,609,016	$ 1,609,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $857,237,603)		861,440,709
NET OTHER ASSETS (LIABILITIES) - 0.3%		2,619,909
NET ASSETS - 100%		$ 864,060,618
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,609,000 due 6/01/15 at 0.12%
Commerz Markets LLC	$ 1,609,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $856,826,581. Net unrealized appreciation aggregated $4,614,128, of which $5,125,063 related to appreciated investment securities and $510,935 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Money Market Portfolio

May 31, 2015

1.802201.111

MON-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 65.9%
	Yield (a)	Principal Amount	Value
Domestic Certificates Of Deposit - 4.7%
BMO Harris Bank NA
8/20/15 to 2/16/16	0.33 to 0.37% (c)	$ 31,000,000	$ 31,000,000
Wells Fargo Bank NA
9/1/15 to 3/1/16	0.27 to 0.34 (c)	150,000,000	150,000,000
			181,000,000
London Branch, Eurodollar, Foreign Banks - 4.2%
ABN AMRO Bank NV
6/19/15 to 8/14/15	0.28 to 0.31	62,000,000	61,976,460
Credit Agricole SA
8/5/15	0.30	19,000,000	19,000,000
HSBC Bank PLC
9/17/15	0.29	13,000,000	13,000,000
Mizuho Bank Ltd.
8/7/15	0.30	7,000,000	6,996,095
National Australia Bank Ltd.
7/7/15 to 9/23/15	0.30	57,000,000	57,000,000
Sumitomo Mitsui Trust Bank Ltd.
9/21/15	0.31	3,000,000	3,000,000
			160,972,555
New York Branch, Yankee Dollar, Foreign Banks - 57.0%
Bank of Montreal
1/5/16	0.30 (c)	14,000,000	14,000,000
Bank of Montreal Chicago CD Program
7/9/15 to 2/11/16	0.27 to 0.40 (c)	66,000,000	66,000,000
Bank of Nova Scotia
7/13/15 to 2/22/16	0.27 to 0.36 (c)	148,000,000	148,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
6/4/15 to 7/28/15	0.27	127,000,000	127,000,000
Barclays Bank PLC
6/29/15 to 6/30/15	0.30	99,000,000	99,000,000
BNP Paribas New York Branch
7/2/15	0.27	38,000,000	38,000,000
Canadian Imperial Bank of Commerce
10/5/15 to 2/10/16	0.31 to 0.36 (c)	98,000,000	98,000,000
Credit Agricole CIB
9/1/15	0.30	35,000,000	35,000,000
Credit Industriel et Commercial
6/3/15	0.13	89,000,000	89,000,000
Credit Suisse AG
7/6/15 to 11/9/15	0.33 to 0.39 (c)	152,000,000	152,000,000
Landesbank Baden-Wuerttemberg New York Branch
6/3/15 to 7/6/15	0.16 to 0.27	192,000,000	192,000,001
Lloyds TSB Bank PLC New York Branch
6/3/15	0.14	30,000,000	30,000,000
Mizuho Corporate Bank Ltd.
6/17/15 to 9/18/15	0.28 to 0.29	142,000,000	142,000,000
Natexis Banques Populaires New York Branch
6/1/15 to 9/1/15	0.28 to 0.31 (c)	192,000,000	192,000,000

	Yield (a)	Principal Amount	Value
Royal Bank of Canada
11/10/15 to 3/23/16	0.27 to 0.30% (c)	$ 142,000,000	$ 142,000,000
Sumitomo Mitsui Banking Corp.
6/2/15 to 11/16/15	0.28 to 0.39 (c)	186,200,000	186,200,000
Sumitomo Mitsui Trust Bank Ltd.
6/4/15 to 9/11/15	0.12 to 0.29	166,000,000	166,000,000
Toronto-Dominion Bank
6/12/15 to 10/6/15	0.27 to 0.31 (c)	112,000,000	112,000,000
Toronto-Dominion Bank New York Branch
2/12/16	0.31 (c)	22,000,000	22,000,000
UBS AG
6/9/15 to 9/25/15	0.34 to 0.37 (c)	145,000,000	145,000,000
			2,195,200,001
TOTAL CERTIFICATE OF DEPOSIT (Cost $2,537,172,556)			2,537,172,556
Financial Company Commercial Paper - 4.8%

BAT International Finance PLC
6/2/15 to 6/3/15	0.45	10,000,000	9,999,838
DNB Bank ASA
8/24/15	0.30	15,000,000	14,989,500
Fortis Funding LLC
7/6/15 to 8/3/15	0.27 to 0.28	40,000,000	39,982,675
JPMorgan Securities LLC
11/2/15	0.31 (c)	30,000,000	30,000,000
Lloyds Bank PLC
6/3/15 to 6/4/15	0.14	44,000,000	43,999,572
Mitsubishi UFJ Trust & Banking Corp.
6/9/15	0.27	11,000,000	10,999,340
Nationwide Building Society
7/27/15 to 8/25/15	0.44	36,000,000	35,967,648
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $185,938,573)			185,938,573
Asset Backed Commercial Paper - 1.5%

Atlantic Asset Securitization Corp. (Credit Agricole CIB Guaranteed)
6/9/15	0.27	5,000,000	4,999,700
Sheffield Receivables Corp. (Barclays Bank PLC Guaranteed)

7/13/15 to 9/11/15	0.30 to 0.35	53,000,000	52,970,284
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $57,969,984)			57,969,984
Other Commercial Paper - 1.2%
	Yield (a)	Principal Amount	Value
Nordea Bank AB
11/17/15 to 11/20/15	0.35%	$ 38,000,000	$ 37,936,844
Xerox Corp.
6/2/15	0.46	6,000,000	5,999,923
TOTAL OTHER COMMERCIAL PAPER (Cost $43,936,767)			43,936,767
Treasury Debt - 0.5%

U.S. Treasury Obligations - 0.5%
U.S. Treasury Bills
6/25/15	0.11
(Cost $19,998,533)		20,000,000	19,998,533
Other Note - 1.6%

Medium-Term Notes - 1.6%
Dominion Resources, Inc.
6/22/15	0.38 (b)(c)	12,000,000	12,000,000
Svenska Handelsbanken AB
11/13/15 to 11/27/15	0.35 to 0.36 (b)(c)	50,000,000	50,000,000
TOTAL OTHER NOTE (Cost $62,000,000)			62,000,000
Variable Rate Demand Note - 1.3%

Delaware - 0.3%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
6/5/15	0.18 (c)	10,000,000	10,000,000
Florida - 1.0%
Florida Timber Fin. III LLC Taxable, LOC Wells Fargo Bank NA, VRDN
6/5/15	0.18 (c)	40,000,000	40,000,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $50,000,000)			50,000,000
Government Agency Debt - 1.8%

Federal Agencies - 1.8%
Federal Home Loan Bank
6/4/15	0.25	20,000,000	20,000,000
Freddie Mac
11/14/16	0.17 (c)	50,000,000	49,988,740
TOTAL GOVERNMENT AGENCY DEBT (Cost $69,988,740)			69,988,740
Other Instrument - 5.9%
	Yield (a)	Principal Amount	Value

Time Deposits - 5.9%
Barclays Bank PLC
6/1/15	0.14%	$ 59,000,000	$ 59,000,000
Credit Agricole CIB
6/1/15	0.10	138,000,000	138,000,000
ING Bank NV
6/5/15	0.14	30,000,000	30,000,000
TOTAL OTHER INSTRUMENT (Cost $227,000,000)			227,000,000
Government Agency Repurchase Agreement - 5.0%
	Maturity Amount
In a joint trading account at 0.12% dated 5/29/15 due 6/1/15 (Collateralized by U.S. Government Obligations) #	$ 178,155,818		178,154,000
With Mizuho Securities U.S.A., Inc. at 0.18%, dated 5/15/15 due 6/5/15 (Collateralized by U.S. Treasury Obligations valued at $12,313,115, 1.6% - 4.38%, 8/1/18 - 5/15/41)	12,005,460		12,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $190,154,000)		190,154,000
Other Repurchase Agreement - 10.5%

Other Repurchase Agreement - 10.5%
With:
BNP Paribas Securities Corp. at 0.28%, dated 5/11/15 due 6/5/15 (Collateralized by Corporate Obligations valued at $2,100,344, 4% - 6.75%, 1/12/17 - 10/15/22)	2,000,467		2,000,000
Citigroup Global Markets, Inc. at 1%, dated 11/18/14 due 6/16/15 (Collateralized by Mortgage Loan Obligations valued at $10,858,501, 1.29% - 5.5%, 10/15/21 - 1/15/49)	10,058,333		10,000,000
Credit Suisse Securities (U.S.A.) LLC at:
0.46%, dated 5/27/15 due 6/3/15 (Collateralized by U.S. Government Obligations valued at $6,180,716, 5.42%, 3/25/45)	6,000,537		6,000,000
0.81%, dated 4/6/15 due 8/6/15 (Collateralized by U.S. Government Obligations valued at $5,156,159, 5.97%, 3/25/42)	5,013,725		5,000,000
Other Repurchase Agreement - continued
	Maturity Amount		Value
Other Repurchase Agreement - continued
With: - continued
Credit Suisse Securities (U.S.A.) LLC at:
0.83%, dated:
3/19/15 due 8/17/15 (Collateralized by U.S. Government Obligations valued at $1,031,841, 5.77% - 5.92%, 2/25/43 - 3/25/45)	$ 1,003,481		$ 1,000,000
4/2/15 due 8/20/15 (Collateralized by U.S. Government Obligations valued at $8,252,008, 5.92%, 2/25/45)	8,025,822		8,000,000
4/6/15 due 9/8/15 (Collateralized by U.S. Government Obligations valued at $6,187,650, 5.42% - 7.02%, 2/25/34 - 3/25/45)	6,021,442		6,000,000
4/8/15 due 8/26/15 (Collateralized by U.S. Government Obligations valued at $4,124,847, 5.64% - 5.97%, 2/25/41 - 1/25/45)	4,012,911		4,000,000
4/21/15 due 9/18/15 (Collateralized by U.S. Government Obligations valued at $4,123,738, 5.97%, 1/25/45)	4,013,833		4,000,000
HSBC Securities, Inc. at 0.21%, dated 5/29/15 due 6/1/15 (Collateralized by Corporate Obligations valued at $42,003,126, 0.65% - 6.5%, 11/27/15 - 8/1/45)	40,000,700		40,000,000
J.P. Morgan Clearing Corp. at:
0.34%, dated 5/27/15 due 6/5/15 (Collateralized by Equity Securities valued at $8,695,906)	8,002,267		8,000,000
0.78%, dated:
5/19/15 due 8/27/15 (Collateralized by Corporate Obligations valued at $14,133,803, 0.75% - 4.75%, 6/15/19 - 3/30/43)	13,047,320		13,000,000
5/28/15 due 8/27/15 (Collateralized by Corporate Obligations valued at $23,914,610, 1.5% - 5.5%, 10/15/17 - 12/15/20)	22,076,743		22,000,000
J.P. Morgan Securities, LLC at:
0.25%, dated 5/27/15 due 6/3/15 (Collateralized by U.S. Government Obligations valued at $15,450,535, 5.82% - 6.52%, 1/25/37 - 6/25/42)	15,000,729		15,000,000
0.78%, dated:
5/6/15 due 8/27/15 (Collateralized by Mortgage Loan Obligations valued at $19,453,876, 5.7% - 6.15%, 2/12/49 - 6/11/50)	18,070,200		18,000,000

	Maturity Amount		Value
5/28/15 due 8/27/15 (Collateralized by Mortgage Loan Obligations valued at $5,400,125, 0.18% - 6.04%, 3/25/35 - 12/10/49)	$ 5,017,442		$ 5,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.28%, dated 5/28/15 due 6/4/15 (Collateralized by U.S. Government Obligations valued at $19,570,609, 5.91% - 5.97%, 7/15/39 - 2/20/40)	19,001,034		19,000,000
0.5%, dated 5/29/15 due 6/1/15 (Collateralized by Commercial Paper valued at $31,931,331, 7/24/15)	31,001,292		31,000,000
0.81%, dated 5/7/15 due 8/5/15 (Collateralized by Equity Securities valued at $20,531,640)	19,038,475		19,000,000
0.87%, dated:
5/6/15 due 7/6/15 (Collateralized by Corporate Obligations valued at $14,048,822, 0.35%, 8/25/33)	13,019,164		13,000,000
5/28/15 due 7/8/15 (Collateralized by Corporate Obligations valued at $10,801,044, 4.73%, 7/25/34)	10,009,908		10,000,000
0.96%, dated:
4/2/15 due 8/4/15 (Collateralized by Corporate Obligations valued at $21,634,560, 0.64% - 0.65%, 5/12/40 - 7/25/41)	20,066,133		20,000,000
5/21/15 due 9/25/15 (Collateralized by Corporate Obligations valued at $8,642,535, 4.73%, 7/25/34)	8,027,093		8,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.24%, dated 5/22/15 due 6/5/15 (Collateralized by Corporate Obligations valued at $2,100,141, 0.65% - 6.4%, 9/24/18 - 6/30/26)	2,000,187		2,000,000
0.26%, dated:
5/11/15 due 6/5/15 (Collateralized by Equity Securities valued at $6,480,575)	6,001,343		6,000,000
5/18/15 due 6/5/15 (Collateralized by Equity Securities valued at $4,320,444)	4,000,867		4,000,000
Other Repurchase Agreement - continued
	Maturity Amount		Value
Other Repurchase Agreement - continued
With: - continued
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
5/27/15 due 6/5/15 (Collateralized by Equity Securities valued at $1,079,538)	$ 1,000,238		$ 1,000,000
5/29/15 due 6/5/15 (Collateralized by Equity Securities valued at $1,080,051)	1,000,224		1,000,000
0.31%, dated 5/13/15 due 6/5/15 (Collateralized by Corporate Obligations valued at $3,150,515, 0.65% - 6.75%, 6/15/17 - 6/15/45)	3,000,853		3,000,000
0.8%, dated 5/20/15 due 7/20/15 (Collateralized by Corporate Obligations valued at $3,240,865, 3.88% - 8.91%, 8/5/15 - 10/1/23)	3,004,067		3,000,000
Mizuho Securities U.S.A., Inc. at:
0.19%, dated 5/29/15 due 6/1/15 (Collateralized by U.S. Government Obligations valued at $8,240,131, 4% - 7.22%, 8/15/31 - 3/25/42)	8,000,127		8,000,000
0.32%, dated:
5/19/15 due 6/2/15 (Collateralized by Equity Securities valued at $3,240,379)	3,000,373		3,000,000
5/22/15 due 6/5/15 (Collateralized by Equity Securities valued at $4,320,390)	4,000,498		4,000,000
5/27/15 due 6/5/15 (Collateralized by Equity Securities valued at $4,320,199)	4,000,498		4,000,000
5/28/15 due 6/5/15 (Collateralized by Equity Securities valued at $4,320,164)	4,000,498		4,000,000
0.52%, dated 5/20/15 due 6/3/15 (Collateralized by U.S. Government Obligations valued at $1,030,179, 6.32%, 10/25/41)	1,000,202		1,000,000
0.91%, dated:
3/2/15 due 6/1/15 (Collateralized by Corporate Obligations valued at $8,659,875, 0.41% - 0.67%, 1/25/36 - 9/25/36)	8,018,402		8,000,000
4/15/15 due 7/14/15 (Collateralized by Corporate Obligations valued at $3,243,850, 0.7% - 0.93%, 9/25/35 - 12/25/46)	3,006,825		3,000,000

	Maturity Amount		Value
With Mizuho Securities U.S.A., Inc. at 0.91%, dated:
4/20/15 due 7/20/15 (Collateralized by Corporate Obligations valued at $1,081,147, 0.73%, 12/25/45)	$ 1,002,300		$ 1,000,000
5/4/15 due 8/3/15 (Collateralized by Corporate Obligations valued at $3,242,294, 0.45% - 0.93%, 3/25/37 - 12/25/46)	3,006,901		3,000,000
1.03%, dated 5/5/15 due 9/2/15 (Collateralized by Corporate Obligations valued at $3,242,503, 0.93%, 12/25/46)	3,010,300		3,000,000
RBC Capital Markets Co. at:
0.24%, dated 5/27/15 due 6/5/15 (Collateralized by U.S. Government Obligations valued at $5,166,412, 0% - 11.52%, 1/25/30 - 12/25/44)	5,000,467		5,000,000
0.31%, dated 3/23/15 due 6/5/15 (Collateralized by U.S. Government Obligations valued at $5,145,982, 0% - 7.07%, 5/25/26 - 4/20/45)	5,003,961		5,000,000
0.38%, dated:
4/30/15 due 6/5/15 (Collateralized by Municipal Bond Obligations valued at $3,162,471, 0% - 7.02%, 7/1/15 - 5/01/48)	3,002,850		3,000,000
5/29/15 due 6/5/15 (Collateralized by Equity Securities valued at $4,320,283)	4,003,758		4,000,000
0.4%, dated:
5/8/15 due 6/5/15 (Collateralized by Corporate Obligations valued at $2,160,576, 3.88% - 14%, 12/1/17 - 12/15/24)	2,000,689		2,000,000
5/19/15 due 6/2/15 (Collateralized by Mortgage Loan Obligations valued at $2,160,312, 1.04% - 6%, 3/25/35 - 11/12/49)	2,000,311		2,000,000
0.42%, dated 5/8/15 due 6/5/15 (Collateralized by Mortgage Loan Obligations valued at $4,291,361, 0.46% - 6%, 4/15/25 - 12/10/49)	4,001,447		4,000,000
SG Americas Securities, LLC at:
0.38%, dated 5/28/15 due 6/4/15 (Collateralized by Equity Securities valued at $6,480,277)	6,000,443		6,000,000
0.45%, dated 5/29/15 due 6/5/15 (Collateralized by Corporate Obligations valued at $4,320,162, 5.85% - 10.75%, 1/25/17 - 6/15/88)	4,000,350		4,000,000
Other Repurchase Agreement - continued
	Maturity Amount		Value
Other Repurchase Agreement - continued
With: - continued
SG Americas Securities, LLC at:
0.48%, dated 5/27/15 due:
6/1/15 (Collateralized by Corporate Obligations valued at $3,240,217, 4.9% - 10.75%, 9/15/18 - 6/15/88)	$ 3,000,200		$ 3,000,000
6/2/15 (Collateralized by Corporate Obligations valued at $3,182,797, 1.95% - 10.75%, 1/25/17 - 6/15/88)	3,000,240		3,000,000
6/3/15 (Collateralized by Corporate Obligations valued at $3,240,216, 9.25% - 10.75%, 8/1/18 - 6/15/88)	3,000,280		3,000,000
Wells Fargo Securities, LLC at:
0.35%, dated 5/28/15 due 6/3/15 (Collateralized by Corporate Obligations valued at $6,295,652, 0% - 8.63%, 6/15/15 - 1/23/46)	6,000,350		6,000,000
0.4%, dated 5/28/15 due 6/4/15 (Collateralized by Corporate Obligations valued at $6,480,288, 6.13% - 10.25%, 1/1/18 - 10/1/24)	6,000,467		6,000,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $405,000,000)		405,000,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,849,159,153)			3,849,159,153
NET OTHER ASSETS (LIABILITIES) - 0.0%			(102,336)
NET ASSETS - 100%		$ 3,849,056,817
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $62,000,000 or 1.6% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$178,154,000 due 6/01/15 at 0.12%
BNP Paribas Securities Corp.	$ 25,900,101
BNY Mellon Capital Markets LLC	42,227,584
Barclays Capital, Inc.	6,897,172
Credit Agricole CIB New York Branch	10,932,252
HSBC Securities (USA), Inc.	3,049,770
Mizuho Securities U.S.A, Inc.	58,649,422
Societe Generale	9,383,907
Wachovia Bank NA	21,113,792
$ 178,154,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At May 31, 2015, the cost of investment securities for income tax purposes was $3,849,159,153.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Intermediate
Treasury Bond Index Fund

May 31, 2015

1.832120.109

ITB-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.6%
	Principal Amount	Value
U.S. Treasury Obligations - 99.6%
U.S. Treasury Bonds:
6.25% 8/15/23	$ 5,022,000	$ 6,656,897
7.125% 2/15/23	4,369,000	6,013,518
7.25% 8/15/22	3,414,000	4,671,847
7.5% 11/15/24	3,726,000	5,474,891
7.625% 11/15/22	1,887,000	2,651,677
7.625% 2/15/25	3,211,000	4,782,884
7.875% 2/15/21	2,352,000	3,154,437
8% 11/15/21	7,994,000	11,035,469
8.125% 5/15/21	2,971,000	4,054,022
8.125% 8/15/21	2,780,000	3,828,583
8.75% 8/15/20	3,364,000	4,580,560
U.S. Treasury Notes:
1.5% 1/31/22	24,133,000	23,593,772
1.625% 8/15/22	18,761,000	18,426,829
1.625% 11/15/22	27,415,000	26,858,147
1.75% 10/31/20	23,280,000	23,449,152
1.75% 2/28/22	24,123,000	23,947,722
1.75% 3/31/22	23,004,000	22,842,259
1.75% 4/30/22	22,960,000	22,786,009
1.75% 5/15/22	20,940,000	20,786,217
1.75% 5/15/23	42,270,000	41,556,694
1.875% 6/30/20	13,698,000	13,933,441
1.875% 11/30/21	24,023,000	24,109,339
1.875% 5/31/22	24,468,000	24,479,475
2% 7/31/20	19,230,000	19,668,675
2% 9/30/20	15,869,000	16,202,503
2% 11/30/20	18,404,000	18,764,884
2% 2/28/21	21,684,000	22,070,235
2% 5/31/21	23,158,000	23,514,425
2% 8/31/21	22,743,000	23,041,502
2% 10/31/21	23,048,000	23,323,493
2% 11/15/21	33,830,000	34,234,370
2% 2/15/22	24,981,000	25,234,707
2% 2/15/23	41,568,000	41,753,102
2% 2/15/25 (b)	53,388,000	52,858,284
2.125% 8/31/20	22,105,000	22,721,531
2.125% 1/31/21	20,975,000	21,492,831
2.125% 6/30/21	21,637,000	22,108,622
2.125% 8/15/21	33,212,000	33,907,393
2.125% 9/30/21	22,898,000	23,357,746
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.125% 12/31/21	$ 24,105,000	$ 24,555,089
2.125% 5/15/25	20,370,000	20,382,731
2.25% 3/31/21	21,120,000	21,766,800
2.25% 4/30/21	22,213,000	22,884,588
2.25% 7/31/21	24,100,000	24,802,298
2.25% 11/15/24	54,831,000	55,469,289
2.375% 12/31/20	18,235,000	18,945,873
2.375% 8/15/24	53,601,000	54,861,481
2.5% 8/15/23	35,692,000	37,089,021
2.5% 5/15/24	52,455,000	54,295,016
2.625% 8/15/20	27,391,000	28,844,010
2.625% 11/15/20	45,675,000	48,065,812
2.75% 11/15/23	47,814,000	50,567,034
2.75% 2/15/24	40,571,000	42,862,612
3.125% 5/15/21	24,531,000	26,485,826
3.625% 2/15/21	37,477,000	41,482,354
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,316,297,745)		1,341,287,978
Cash Equivalents - 4.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
0.11%, dated 5/29/15 due 6/1/15 (Collateralized by U.S. Government Obligations) # (a)	$ 51,647,457	51,647,000
0.12%, dated 5/29/15 due 6/1/15 (Collateralized by U.S. Government Obligations) #	5,218,052	5,218,000
TOTAL CASH EQUIVALENTS (Cost $56,865,000)		56,865,000
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $1,373,162,745)		1,398,152,978
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(50,616,837)
NET ASSETS - 100%		$ 1,347,536,141
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$51,647,000 due 6/01/15 at 0.11%
Bank of America NA	$ 1,615,827
Commerz Markets LLC	12,028,597
Merrill Lynch, Pierce, Fenner & Smith, Inc.	34,835,695
RBS Securities, Inc.	3,166,881
$ 51,647,000
$5,218,000 due 6/01/15 at 0.12%
Commerz Markets LLC	$ 5,218,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $1,372,230,034. Net unrealized appreciation aggregated $25,922,944, of which $30,783,398 related to appreciated investment securities and $4,860,454 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan® Long-Term
Treasury Bond Index Fund

May 31, 2015

1.832125.109

LBX-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.4%
	Principal Amount	Value
U.S. Treasury Obligations - 99.4%
U.S. Treasury Bonds:
2.5% 2/15/45	$ 61,816,000	$ 56,928,703
2.75% 8/15/42	34,752,000	33,742,037
2.75% 11/15/42	43,515,000	42,219,733
2.875% 5/15/43	61,769,000	61,421,549
3% 5/15/42	22,942,000	23,424,149
3% 11/15/44	62,366,000	63,696,142
3% 5/15/45	23,447,000	24,014,863
3.125% 11/15/41	22,128,000	23,198,088
3.125% 2/15/42	26,661,000	27,908,655
3.125% 2/15/43	43,718,000	45,623,842
3.125% 8/15/44	61,800,000	64,653,430
3.375% 5/15/44	61,755,000	67,621,725
3.5% 2/15/39	18,569,000	20,717,489
3.625% 8/15/43	50,506,000	57,805,683
3.625% 2/15/44	61,780,000	70,728,462
3.75% 8/15/41	24,271,000	28,332,606
3.75% 11/15/43	60,984,000	71,379,884
3.875% 8/15/40	23,622,000	28,012,361
4.25% 5/15/39	17,307,000	21,603,999
4.25% 11/15/40	24,835,000	31,167,925
4.375% 2/15/38	10,026,000	12,739,286
4.375% 11/15/39	19,975,000	25,430,672
4.375% 5/15/40	27,873,000	35,583,815
4.375% 5/15/41	21,563,000	27,669,706
4.5% 2/15/36	21,418,000	27,722,924
4.5% 5/15/38	10,977,000	14,176,620
4.5% 8/15/39	17,848,000	23,108,984
4.625% 2/15/40	32,839,000	43,355,164
4.75% 2/15/37	7,757,000	10,364,081
4.75% 2/15/41	27,617,000	37,319,625
5% 5/15/37	9,409,000	12,993,980
5.25% 11/15/28	12,395,000	16,491,163
5.25% 2/15/29	9,351,000	12,461,666
5.375% 2/15/31	20,048,000	27,558,161
5.5% 8/15/28	9,768,000	13,258,536
6% 2/15/26	11,956,000	16,342,358
6.125% 11/15/27	13,700,000	19,401,556
6.125% 8/15/29	7,254,000	10,483,727
6.25% 5/15/30	11,790,000	17,385,640
6.375% 8/15/27	6,070,000	8,722,778
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
6.5% 11/15/26	$ 7,249,000	$ 10,383,062
6.625% 2/15/27	5,413,000	7,856,461
6.75% 8/15/26	5,342,000	7,760,088
6.875% 8/15/25	6,083,000	8,746,210
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,310,498,646)		1,311,517,588
Cash Equivalents - 0.8%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.12%, dated 5/29/15 due 6/1/15 (Collateralized by U.S. Government Obligations) # (Cost $9,995,000)	$ 9,995,100	9,995,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $1,320,493,646)		1,321,512,588
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(2,527,861)
NET ASSETS - 100%		$ 1,318,984,727
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$9,995,000 due 6/01/15 at 0.12%
Commerz Markets LLC	$ 9,995,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $1,322,499,868. Net unrealized depreciation aggregated $987,280, of which $54,887,732 related to appreciated investment securities and $55,875,012 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 30, 2015